UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

International Discovery Fund

Investor Class (PRIDX)

This semi-annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$62	1.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,345,388
Number of Portfolio Holdings	239

Portfolio Turnover Rate	16.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.7%
Consumer Discretionary	16.7
Financials	12.1
Information Technology	10.7
Materials	10.6
Health Care	8.7
Real Estate	3.8
Consumer Staples	3.6
Communication Services	3.3
Other	4.8

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.5%
MercadoLibre, Argentina	2.1
SPIE, France	2.0
Redcare Pharmacy, Germany	1.9
flatexDEGIRO, Germany	1.4
Toyo Tire, Japan	1.0
Descartes Systems Group, Canada	0.9
Spirax Group, United Kingdom	0.9
Montana Aerospace, Switzerland	0.9
Amplifon, Italy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F38-053 6/25

International Discovery Fund

Investor Class (PRIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Discovery Fund

I Class (TIDDX)

This semi-annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$54	1.08%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,345,388
Number of Portfolio Holdings	239

Portfolio Turnover Rate	16.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.7%
Consumer Discretionary	16.7
Financials	12.1
Information Technology	10.7
Materials	10.6
Health Care	8.7
Real Estate	3.8
Consumer Staples	3.6
Communication Services	3.3
Other	4.8

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.5%
MercadoLibre, Argentina	2.1
SPIE, France	2.0
Redcare Pharmacy, Germany	1.9
flatexDEGIRO, Germany	1.4
Toyo Tire, Japan	1.0
Descartes Systems Group, Canada	0.9
Spirax Group, United Kingdom	0.9
Montana Aerospace, Switzerland	0.9
Amplifon, Italy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F436-053 6/25

International Discovery Fund

I Class (TIDDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Discovery Fund

Z Class (TRZKX)

This semi-annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,345,388
Number of Portfolio Holdings	239

Portfolio Turnover Rate	16.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.7%
Consumer Discretionary	16.7
Financials	12.1
Information Technology	10.7
Materials	10.6
Health Care	8.7
Real Estate	3.8
Consumer Staples	3.6
Communication Services	3.3
Other	4.8

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.5%
MercadoLibre, Argentina	2.1
SPIE, France	2.0
Redcare Pharmacy, Germany	1.9
flatexDEGIRO, Germany	1.4
Toyo Tire, Japan	1.0
Descartes Systems Group, Canada	0.9
Spirax Group, United Kingdom	0.9
Montana Aerospace, Switzerland	0.9
Amplifon, Italy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1413-053 6/25

International Discovery Fund

Z Class (TRZKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIDX International Discovery
Fund
TIDDX International Discovery
Fund–
.
I Class
TRZKX International Discovery
Fund–
.
Z Class

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 66.80 $ 54.73 $ 53.67 $ 98.74 $ 79.63 $ 65.08
Investment
activities
Net investment
income (loss)
(1)(2)
0.20 1.03 0.51 0.18 (0.08) 0.05
Net realized and
unrealized gain/
loss 1.78 12.33 2.36 (32.33) 23.09 15.29
Total from
investment
activities 1.98 13.36 2.87 (32.15) 23.01 15.34
Distributions
Net investment
income (1.48) (0.79) — — (0.07) (0.57)
Net realized gain (1.06) (0.50) (1.81) (12.92) (3.83) (0.22)
Total distributions (2.54) (1.29) (1.81) (12.92) (3.90) (0 .79)
NET ASSET
VALUE
End of period $ 66.24 $ 66.80 $ 54.73 $ 53.67 $ 98.74 $ 79.63

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3.06% 24.63% 5.14% (37.03)% 29.50% 23.79%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.24%
(4)
1.25% 1.24% 1.23% 1.18% 1.19%
Net expenses
after waivers/
payments by
Price Associates 1.24%
(4)
1.25% 1.24% 1.23% 1.18% 1.19%
Net investment
income (loss) 0.63%
(4)
1.61% 0.86% 0.25% (0.08)% 0.08%
Portfolio turnover
rate 16.8% 29.3% 28.3% 24.6% 29.4% 26.8%
Net assets, end of
period (in millions) $1,783 $2,168 $2,408 $2,647 $5,979 $5,081
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 67.07 $ 54.96 $ 53.82 $ 99.01 $ 79.82 $ 65.17
Investment
activities
Net investment
income
(1)(2)
0.26 1.20 0.60 0.38 0.06 0.14
Net realized and
unrealized gain/
loss 1.77 12.32 2.35 (32.47) 23.12 15.32
Total from
investment
activities 2.03 13.52 2.95 (32.09) 23.18 15.46
Distributions
Net investment
income (1.68) (0.91) — — (0.16) (0.59)
Net realized gain (1.06) (0.50) (1.81) (13.10) (3.83) (0.22)
Total distributions (2.74) (1.41) (1.81) (13.10) (3.99) (0.81)
NET ASSET
VALUE
End of period $ 66.36 $ 67.07 $ 54.96 $ 53.82 $ 99.01 $ 79.82

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3.14% 24.84% 5.28% (36.91)% 29.66% 23.95%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.08%
(4)
1.09% 1.09% 1.08% 1.05% 1.06%
Net expenses
after waivers/
payments by
Price Associates 1.08%
(4)
1.08% 1.09% 1.08% 1.05% 1.06%
Net investment
income 0.82%
(4)
1.84% 1.01% 0.56% 0.06% 0.21%
Portfolio turnover
rate 16.8% 29.3% 28.3% 24.6% 29.4% 26.8%
Net assets, end of
period (in millions) $3,507 $3,667 $3,095 $3,172 $4,661 $3,965
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 68 .27 $ 55 .84 $ 54 .08 $ 99 .53 $ 97 .41
Investment activities
Net investment income
(2)(3)
0 .51 1 .92 1 .25 1 .08 1 .04
Net realized and unrealized
gain/loss 1 .90 12 .51 2 .32 ( 32 .43 ) 1 .08
Total from investment
activities 2 .41 14 .43 3 .57 ( 31 .35 ) 2 .12
Distributions
Net investment income ( 2 .51 ) ( 1 .50 ) — — —
Net realized gain ( 1 .06 ) ( 0 .50 ) ( 1 .81 ) ( 14 .10 ) —
Total distributions ( 3 .57 ) ( 2 .00 ) ( 1 .81 ) ( 14 .10 ) —
NET ASSET VALUE
End of period $ 67 .11 $ 68 .27 $ 55 .84 $ 54 .08 $ 99 .53

T. ROWE PRICE International Discovery Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(4)
3 .70% 26 .21% 6 .43% ( 36 .23 ) % 2 .18%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 1 .06%
(5)
1 .06% 1 .07% 1 .07% 1 .05%
(5)
Net expenses after
waivers/payments by Price
Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .56%
(5)
2 .91% 2 .07% 1 .58% 1 .51%
(5)
Portfolio turnover rate 16 .8% 29 .3% 28 .3% 24 .6% 29 .4%
Net assets, end of period (in
millions) $55 $118 $118 $122 $197
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.3%
Common Stocks 2.3%
Arcos Dorados Holdings, Class A (USD)  1,470,254 11,247
MercadoLibre (USD) (1) 47,679 111,133
Total Argentina (Cost $19,284) 122,380
AUSTRALIA 0.9%
Common Stocks 0.9%
ALS  1,276,639 14,008
Cochlear  79,231 13,876
Pilbara Minerals (1) 7,157,544 6,896
Reliance Worldwide  4,125,525 11,090
Total Australia (Cost $42,467) 45,870
AUSTRIA 2.9%
Common Stocks 2.9%
BAWAG Group  1,217,983 133,501
Schoeller-Bleckmann Oilfield Equipment  568,430 20,197
Total Austria (Cost $77,181) 153,698
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw  642,384 16,408
Total Belgium (Cost $13,754) 16,408
BRAZIL 2.1%
Common Stocks 2.1%
CI&T, Class A (USD) (1)(2) 2,658,586 15,739
Klabin  8,955,780 29,226
Localiza Rent a Car  2,597,568 19,700
Multiplan Empreendimentos Imobiliarios  3,205,994 14,507
Raia Drogasil  4,335,682 15,111
TOTVS  2,570,878 16,988
111,271

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.0%
Klabin  2 —
—
Total Brazil (Cost $104,479) 111,271
CANADA 7.2%
Common Stocks 7.2%
Aritzia (1) 522,022 18,361
AtkinsRealis Group  636,602 31,525
ATS (1) 571,932 14,413
Badger Infrastructure Solutions  968,583 27,598
Capstone Copper (1) 2,460,963 11,853
Definity Financial  879,378 43,892
Descartes Systems Group (1) 458,867 48,323
ERO Copper (1) 2,251,154 28,119
Exchange Income (3) 708,703 26,043
Jamieson Wellness  893,030 20,697
Kinaxis (1) 232,337 31,372
NuVista Energy (1) 2,301,030 19,612
Osisko Gold Royalties  780,647 18,709
Richelieu Hardware  625,978 14,807
Shopify, Class A (1) 116,107 11,043
StorageVault Canada  6,774,545 18,526
Total Canada (Cost $297,159) 384,893
CHINA 9.8%
Common Stocks 4.6%
ATRenew, ADR (USD) (1) 1,480,420 3,657
BOC Aviation (HKD)  2,020,600 15,143
Bosideng International Holdings (HKD)  37,218,000 19,258
C&D International Investment Group (HKD)  5,302,000 11,089
China Mengniu Dairy (HKD)  5,501,000 13,701
China Resources Mixc Lifestyle Services (HKD)  8,748,600 41,912
H World Group (HKD)  5,882,200 20,636
Innovent Biologics (HKD) (1) 2,102,500 14,562
Kanzhun, ADR (USD) (1) 1,404,290 21,486
Kingboard Laminates Holdings (HKD)  15,631,000 16,319
Ninebot, CDR (4) 2,652,846 22,956
Shandong Weigao Group Medical Polymer, Class H (HKD)  25,324,400 18,640

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Shanghai Conant Optical, Class H (HKD)  1,201,000 3,697
Shenzhou International Group Holdings (HKD)  2,097,300 14,538
Yadea Group Holdings (HKD)  5,780,000 10,432
248,026
Common Stocks - China A Shares 5.2%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  601,816 12,038
China Jushi, A Shares (CNH)  8,226,520 13,285
CNOOC Energy Technology & Services, A Shares (CNH)  15,830,424 8,661
Dongguan Yiheda Automation, A Shares (CNH)  2,595,200 8,331
Electric Connector Technology, A Shares (CNH)  2,984,004 19,743
Hongfa Technology, A Shares (CNH)  5,380,732 24,389
Jiangsu Zhongtian Technology, A Shares (CNH)  6,913,300 13,287
Loncin Motor, A Shares (CNH)  8,779,800 15,069
Riyue Heavy Industry, A Shares (CNH)  9,221,387 15,130
Shenzhen Envicool Technology, A Shares (CNH)  2,565,212 11,249
Shenzhen Jufei Optoelectronics, A Shares (CNH)  12,767,904 10,347
Wuxi Xinje Electric, A Shares (CNH)  1,814,400 12,868
Xiamen Faratronic, A Shares (CNH)  1,223,587 17,547
Xuji Electric, A Shares (CNH)  4,955,100 14,504
Yankershop Food, A Shares (CNH)  2,206,080 27,300
Yantai Jereh Oilfield Services Group, A Shares (CNH)  2,685,444 11,621
YTO Express Group, A Shares (CNH)  6,003,434 10,835
Yunnan Aluminium, A Shares (CNH)  9,733,300 20,406
Zhejiang Dingli Machinery, A Shares (CNH)  1,733,878 10,382
276,992
Total China (Cost $486,976) 525,018
DENMARK 1.1%
Common Stocks 1.1%
NTG Nordic Transport Group (1)(3) 394,383 14,991
Royal Unibrew  208,010 16,540
Zealand Pharma (1)(3) 375,660 26,569
Total Denmark (Cost $47,499) 58,100
FINLAND 0.5%
Common Stocks 0.5%
Mandatum  769,697 5,440
Valmet (3) 716,970 21,892
Total Finland (Cost $21,572) 27,332

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 7.5%
Common Stocks 7.5%
Beneteau (3) 2,205,077 20,174
Coface  1,084,106 22,221
Edenred  541,391 16,884
Eramet (3) 244,958 13,583
Eurofins Scientific  556,110 35,094
Exosens (1) 415,873 16,186
Lectra  672,045 17,452
Nexity (1)(3) 1,911,683 20,045
Planisware (1) 1,376,212 37,339
Robertet  32,910 30,524
SPIE  2,201,521 107,902
Verallia  760,543 25,431
Virbac  102,303 36,069
Total France (Cost $309,938) 398,904
GERMANY 6.0%
Common Stocks 6.0%
Adesso (3) 111,237 12,355
flatexDEGIRO  2,757,193 72,561
Hypoport (1)(3) 85,363 19,846
IONOS Group (1) 697,249 23,259
Knaus Tabbert (3) 308,984 4,626
Nagarro (1)(3) 163,009 11,621
Redcare Pharmacy (1)(3) 664,497 99,300
Schott Pharma (3) 1,073,815 30,284
Scout24  163,871 19,530
Siltronic (3) 701,931 28,541
Total Germany (Cost $280,436) 321,923
HONG KONG 0.5%
Common Stocks 0.5%
Guming Holdings (1) 8,591,600 27,141
Total Hong Kong (Cost $13,437) 27,141

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
ICELAND 0.2%
Common Stocks 0.2%
Alvotech (USD) (1)(3) 1,074,773 8,426
Total Iceland (Cost $13,409) 8,426
INDIA 5.2%
Common Stocks 5.2%
Astral  1,542,794 24,554
Blue Star  924,620 18,687
Computer Age Management Services  99,578 4,592
Craftsman Automation  62,237 3,392
CreditAccess Grameen  1,239,181 15,973
Dixon Technologies India  132,284 25,788
Eternal (1) 9,572,187 26,199
Hexaware Technologies  2,180,115 18,051
Hexaware Technologies, Lockup Shares (1) 627,081 4,932
Info Edge India  247,315 20,688
KEI Industries  246,281 8,926
Metro Brands  1,073,529 13,621
Page Industries  45,576 24,571
Polycab India  453,326 29,582
Sapphire Foods India (1) 4,188,804 15,694
Torrent Pharmaceuticals  392,212 15,425
Vedant Fashions  1,105,005 10,192
Total India (Cost $170,069) 280,867
IRELAND 0.4%
Common Stocks 0.4%
Cairn Homes (GBP)  10,139,022 22,328
Total Ireland (Cost $10,952) 22,328
ITALY 3.7%
Common Stocks 3.7%
Amplifon (3) 2,427,517 46,460
Ariston Holding  2,499,946 11,273
BFF Bank  1,753,734 16,615
Carel Industries (3) 1,350,681 27,071

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Ermenegildo Zegna (USD) (3) 2,915,824 23,181
FinecoBank Banca Fineco  2,004,194 40,106
GVS (1)(3) 2,397,581 11,644
Interpump Group (3) 283,035 9,707
Technoprobe (1)(3) 2,165,553 13,913
Total Italy (Cost $166,210) 199,970
JAPAN 20.8%
Common Stocks 20.8%
Aiful  17,743,300 44,328
CKD  1,223,100 17,828
Daicel  2,593,900 22,080
Daiei Kankyo  852,800 17,471
Daiwabo Holdings  1,099,700 18,621
Fukuoka Financial Group (3) 518,200 13,691
Fuso Chemical (3) 497,000 12,060
Hanwa  1,193,200 39,560
Hikari Tsushin  70,200 19,472
Horiba  453,900 31,025
Idec  951,400 15,242
IHI (3) 286,400 22,434
Konica Minolta (1) 9,167,800 28,139
Kyoritsu Maintenance (3) 570,800 12,115
METAWATER  1,255,000 17,901
Miura  1,341,600 28,577
Modec  945,000 28,679
Nakanishi  1,086,000 14,178
Nextage  2,496,600 31,117
Nifco  1,162,300 28,820
Nippon Seiki  2,556,600 19,576
Nippon Soda  1,735,900 32,569
Nissan Chemical (3) 327,700 9,585
Niterra  936,000 29,144
Obara Group (2) 1,348,100 31,385
Oji Holdings  5,644,600 26,646
Open House Group  316,100 14,016
Penta-Ocean Construction  3,177,700 18,229
Rengo  3,953,900 22,073
Resorttrust  1,994,000 20,521
Rigaku Holdings (3) 1,328,400 8,180
Round One  2,351,400 14,596
Sakata INX (2) 3,340,900 43,361

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Sankyu  405,300 17,738
Sega Sammy Holdings  1,186,400 24,901
Shimizu  1,951,300 20,846
Sumitomo Seika Chemicals  386,800 12,900
Taiheiyo Cement  1,689,500 45,490
Takashimaya (3) 2,887,200 22,261
Takeuchi Manufacturing  467,400 14,631
Tokai Carbon (3) 3,774,500 24,356
Tokyo Century  1,437,500 15,139
Tokyo Kiraboshi Financial Group  669,000 26,445
Tokyo Seimitsu  317,600 17,723
Tokyo Tatemono  1,481,600 26,563
Toyo Tire  2,740,500 51,239
TRYT (2)(3) 5,439,400 18,311
Yamaha  2,488,200 18,186
Total Japan (Cost $904,328) 1,109,948
MAURITIUS 0.2%
Common Stocks 0.2%
Alphamin Resources (CAD)  17,653,777 11,525
Total Mauritius (Cost $13,422) 11,525
MEXICO 0.4%
Common Stocks 0.4%
Grupo Aeroportuario del Sureste, ADR (USD)  60,524 19,158
Total Mexico (Cost $9,879) 19,158
NETHERLANDS 1.1%
Common Stocks 1.1%
Aalberts (3) 449,754 14,935
IMCD (3) 344,800 45,852
Total Netherlands (Cost $25,046) 60,787
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,029,282 20,764
Total New Zealand (Cost $928) 20,764

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 1.3%
Common Stocks 1.3%
Seadrill (USD) (1) 289,140 5,939
Subsea 7  2,485,259 37,629
TGS  3,163,729 23,597
Total Norway (Cost $87,077) 67,165
SLOVENIA 0.3%
Common Stocks 0.3%
Nova Ljubljanska Banka, GDR  583,323 17,262
Total Slovenia (Cost $14,152) 17,262
SOUTH KOREA 0.4%
Common Stocks 0.4%
JYP Entertainment  499,141 24,279
Total South Korea (Cost $20,560) 24,279
SPAIN 1.8%
Common Stocks 1.8%
Aedas Homes  570,750 18,420
Amadeus IT Group  243,260 19,147
Fluidra  992,030 22,967
Laboratorios Farmaceuticos Rovi  617,156 36,181
Total Spain (Cost $55,199) 96,715
SWEDEN 3.6%
Common Stocks 3.6%
Asker Healthcare Group (1) 1,693,286 14,979
Beijer Ref (3) 1,309,512 19,975
Camurus (1) 379,282 24,375
HMS Networks (1)(3) 344,322 15,434
Mildef Group  329,345 8,883
MIPS  297,798 10,496
Nordnet (3) 915,234 24,228
Norva24 Group (1) 3,807,924 14,264
Rusta (3) 2,027,230 16,718

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Sweco, Class B (3) 1,022,379 17,986
Trelleborg, Class B (3) 457,510 15,776
Troax Group  696,390 9,651
Total Sweden (Cost $151,963) 192,765
SWITZERLAND 2.7%
Common Stocks 2.7%
ams-OSRAM (1) 561,466 4,984
Bossard Holding, Class A (3) 60,453 13,183
DKSH Holding  492,429 36,277
Georg Fischer (3) 172,664 12,484
Montana Aerospace (1) 2,353,224 46,996
SKAN Group  107,154 8,781
Tecan Group (3) 92,926 18,098
TX Group  24,801 5,580
Total Switzerland (Cost $167,275) 146,383
TAIWAN 0.4%
Common Stocks 0.4%
Airtac International Group  417,000 11,454
Elite Material  543,000 9,450
Total Taiwan (Cost $20,474) 20,904
UNITED KINGDOM 12.1%
Common Stocks 12.1%
Adriatic Metals, CDI (AUD) (1) 12,732,670 34,599
Auction Technology Group (1) 5,825,538 45,365
Baltic Classifieds Group  5,412,626 24,550
Big Yellow Group  2,541,449 34,215
Bridgepoint Group  6,898,009 24,728
ConvaTec Group  8,160,202 28,370
Croda International  1,109,206 43,785
Diploma  268,715 14,258
Genuit Group  4,457,670 22,700
Genus  1,154,183 28,363
Helios Towers (1) 15,477,221 22,267
Hiscox  1,946,277 28,645
Intermediate Capital Group  1,359,528 34,198
IQE (1)(2)(3) 59,407,519 7,198

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Oxford Nanopore Technologies (1)(3) 7,327,316 11,650
Persimmon  1,334,701 23,098
QinetiQ Group  3,257,870 17,148
Renishaw  489,656 14,668
Rightmove  2,032,165 20,070
Rotork  10,754,337 43,789
Spirax Group  597,345 47,080
Syncona (1) 7,331,617 8,863
Watches of Switzerland Group (1) 3,743,930 17,813
Weir Group  1,092,121 32,920
YouGov  4,180,474 16,084
Total United Kingdom (Cost $604,296) 646,424
VIETNAM 2.3%
Common Stocks 2.3%
Asia Commercial Bank  28,452,810 26,379
FPT  10,119,728 42,801
Hoa Phat Group (1) 36,453,340 35,778
Military Commercial Joint Stock Bank  16,973,780 15,467
Phu Nhuan Jewelry  1,728,700 4,748
Total Vietnam (Cost $106,599) 125,173
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.38% (2)(5) 64,021,425 64,021
Total Short-Term Investments (Cost $64,021) 64,021

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.8%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 4.38% (2)(5) 255,134,451 255,134
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 255,134
Total Securities Lending Collateral (Cost $255,134) 255,134
Total Investments in Securities
104.4% of Net Assets
(Cost $4,575,175) $ 5,582,936
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) See Note 3. All or a portion of this security is on loan at April 30, 2025.
(4) See Note 3. China A shares held through the QFII are subject to certain restrictions.
(5) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Auction Technology Group  $ (1,322) $ 12,790 $ —
CI&T, Class A  (2,807) 946 —
IQE  (2,209) 207 —
Obara Group  (1,248) (5,242) 487
Sakata INX  (1,185) 11,742 898
TRYT  (514) 5,687 347
T. Rowe Price Government Reserve Fund,
4.38% — — 880 ++
Totals $ (9,285) # $ 26,130 $ 2,612 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
Auction Technology Group  $ * $ 8,846 $ 5,046 $ *
CI&T, Class A  * — 5,613 15,739
IQE  9,905 — 2,914 7,198
Obara Group  40,408 — 3,781 31,385
Sakata INX  37,321 — 5,702 43,361
TRYT  * — 1,781 18,311
T. Rowe Price Government
Reserve Fund, 4.38% 348,091 ¤ ¤ 319,155
Total $ 435,149 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $2,612 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $452,260.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,575,175) $ 5,582,936
Dividends receivable 19,983
Foreign currency (cost $15,379) 15,334
Receivable for shares sold 2,782
Receivable for investment securities sold 1,427
Other assets 8,193
Total assets 5,630,655
Liabilities
Obligation to return securities lending collateral 255,134
Payable for shares redeemed 5,137
Investment management fees payable 4,441
Payable for investment securities purchased 2,580
Due to affiliates 102
Payable to directors 2
Other liabilities 17,871
Total liabilities 285,267
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 5,345,388

T. ROWE PRICE International Discovery Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,075,166
Paid-in capital applicable to 80,591,930 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,270,222
NET ASSETS $ 5,345,388
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,783,006; Shares outstanding: 26,917,163) $ 66.24
I Class
(Net assets: $3,507,255; Shares outstanding: 52,853,344) $ 66.36
Z Class
(Net assets: $55,127; Shares outstanding: 821,423) $ 67.11

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4,046) $ 51,680
Securities lending 647
Other 17
Total income 52,344
Expenses
Investment management 28,777
Shareholder servicing
Investor Class $ 1,699
I Class 187 1,886
Prospectus and shareholder reports
Investor Class 44
I Class 48 92
Custody and accounting 555
Legal and audit 172
Registration 36
Directors 9
Miscellaneous 73
Waived / paid by Price Associates (408)
Total expenses 31,192
Net investment income 21,152

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $3,838) 145,860
Foreign currency transactions (1,962)
Net realized gain 143,898
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(7,789)) (11,034)
Other assets and liabilities denominated in foreign currencies 1,792
Change in net unrealized gain / loss (9,242)
Net realized and unrealized gain / loss 134,656
INCREASE IN NET ASSETS FROM OPERATIONS $ 155,808

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,152 $ 109,641
Net realized gain 143,898 173,316
Change in net unrealized gain / loss (9,242) 1,063,156
Increase in net assets from operations 155,808 1,346,113
Distributions to shareholders
Net earnings
Investor Class (79,742) (55,858)
I Class (146,500) (79,486)
Z Class (5,634) (4,206)
Decrease in net assets from distributions (231,876) (139,550)
Capital share transactions
*
Shares sold
Investor Class 94,842 214,125
I Class 258,943 574,779
Z Class 276 13,022
Distributions reinvested
Investor Class 75,890 53,982
I Class 130,730 71,463
Z Class 5,634 4,206
Shares redeemed
Investor Class (523,944) (999,550)
I Class (508,880) (763,092)
Z Class (64,783) (44,106)
Decrease in net assets from capital share
transactions (531,292) (875,171)

T. ROWE PRICE International Discovery Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Increase (decrease) during period (607,360) 331,392
Beginning of period 5,952,748 5,621,356
End of period $ 5,345,388 $ 5,952,748
*Share information (000s)
Shares sold
Investor Class 1,480 3,386
I Class 4,049 8,997
Z Class 4 193
Distributions reinvested
Investor Class 1,178 882
I Class 2,026 1,165
Z Class 87 68
Shares redeemed
Investor Class (8,195) (15,814)
I Class (7,895) (11,803)
Z Class (996) (658)
Decrease in shares outstanding (8,262) (13,584)

T. ROWE PRICE International Discovery Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small-
to medium-sized companies outside the U.S. The fund has three classes of shares: the International Discovery Fund (Investor Class), the International
Discovery Fund–I Class (I Class) and the International Discovery
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE International Discovery Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2025, the fund realized $12,673,000 of net gain on
$42,277,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE International Discovery Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE International Discovery Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 219,966 $ 5,043,815 $ — $ 5,263,781
Preferred Stocks — — — —
Short-Term Investments 64,021 — — 64,021
Securities Lending Collateral 255,134 — — 255,134
Total $ 539,121 $ 5,043,815 $ — $ 5,582,936

T. ROWE PRICE International Discovery Fund

China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock
Connect program (Shanghai Stock Connect), through the Shenzhen-Hong
Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of T. Rowe Price Associates, Inc., which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating
T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government;
consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested

T. ROWE PRICE International Discovery Fund

collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2025, the value of loaned securities was $244,546,000; the value of cash collateral and related investments was $255,134,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $934,396,000 and
$1,488,006,000, respectively, for the six months ended April 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,582,678,000. Net unrealized gain aggregated $984,129,000 at period-end, of which $1,418,990,000 related to appreciated investments and $434,861,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/

T. ROWE PRICE International Discovery Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE International Discovery Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2025 as indicated in the table below. At April 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.39% 0.05% 0.00%
Expense limitation date 12/31/27 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $34 $(442)

T. ROWE PRICE International Discovery Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2025, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $761,000 for T. Rowe Price Services, Inc.; and $68,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price

T. ROWE PRICE International Discovery Fund

of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE International Discovery Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Discovery Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Hong Kong Limited, T. Rowe Price International
Ltd, and T. Rowe Price Japan, Inc. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the
Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by
independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE International Discovery Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group); the fund’s actual management fee rate ranked in the fourth quintile (Expense Group and Expense Universe); and the fund’s total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth quintile.
The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Discovery Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F38-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025